Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies.
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Years Ended December 31,	RMB
2021	24,717,992
2022	10,659,374
2023	1,960,037
Total	37,337,403